BBH SELECT SERIES - LARGE CAP FUND

PORTFOLIO OF INVESTMENTS

January 31, 2020 (unaudited)

Shares		Value
	COMMON STOCK (100.5%)
	BASIC MATERIALS (6.0%)
98,782	Celanese Corp. (Series A)	$10,223,937
70,859	Linde, Plc. (Ireland)	14,393,589
	Total Basic Materials	24,617,526

	COMMUNICATIONS (15.9%)
22,925	Alphabet, Inc. (Class C)[1]	32,879,723
5,245	Booking Holdings, Inc.[1]	9,601,235
537,851	Comcast Corp. (Class A)	23,229,785
	Total Communications	65,710,743

	CONSUMER CYCLICAL (9.7%)
227,209	Copart, Inc.[1]	23,052,625
19,557	Costco Wholesale Corp.	5,975,054
73,143	Dollar General Corp.	11,220,867
	Total Consumer Cyclical	40,248,546

	CONSUMER NON-CYCLICAL (34.8%)
163,156	Alcon, Inc. (Switzerland)[1]	9,616,415
38,054	Bright Horizons Family Solutions, Inc.[1]	6,230,581
211,965	Brown-Forman Corp. (Class B)	14,337,312
136,259	Colgate-Palmolive Co.	10,053,189
79,995	Diageo, Plc. ADR (United Kingdom)	12,635,210
59,264	FleetCor Technologies, Inc.[1]	18,681,791
177,482	Henry Schein, Inc.[1]	12,235,609
72,530	Nestle S.A. ADR (Switzerland)	7,997,158
152,118	Novartis AG ADR (Switzerland)	14,376,672
134,276	Perrigo Co., Plc. (Ireland)	7,659,103
203,163	Unilever NV (NY Shares) (Netherlands)	11,840,340
133,646	Zoetis, Inc. (Class A)	17,936,630
	Total Consumer Non-Cyclical	143,600,010

	FINANCIALS (17.8%)
154,203	Arthur J Gallagher & Co.	15,816,602
77	Berkshire Hathaway, Inc. (Class A)[1]	25,871,693
6,508	Berkshire Hathaway, Inc. (Class B)[1]	1,460,590
35,652	Mastercard, Inc. (Class A)	11,263,893
359,187	US Bancorp	19,115,932
	Total Financials	73,528,710

	INDUSTRIALS (8.5%)
122,762	Allegion, Plc. (Ireland)	15,875,582
276,991	AO Smith Corp.	11,824,746
62,391	Waste Management, Inc.	7,592,985
	Total Industrials	35,293,313

	TECHNOLOGY (7.8%)
41,134	KLA Corp.	6,817,549

BBH SELECT SERIES - LARGE CAP FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2020 (unaudited)

Shares		Value
	COMMON STOCK (continued)
	TECHNOLOGY (continued)
477,019	Oracle Corp.	$25,019,646
	Total Technology	31,837,195

	Total Common Stock (Cost $395,320,161)	414,836,043

TOTAL INVESTMENTS (Cost $395,320,161)[2]	100.5%	$414,836,043
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.5)%	(2,214,497)
NET ASSETS	100.0%	$412,621,546

[1]	Non-income producing security.
[2]	The aggregate cost for federal income tax purposes is $395,320,161, the aggregate gross unrealized appreciation is $27,497,146 and the aggregate gross unrealized depreciation is $7,981,264, resulting in net unrealized appreciation of $19,515,882.

Abbreviation:

ADR – American Depositary Receipt.

BBH SELECT SERIES - LARGE CAP FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2020 (unaudited)

FAIR VALUE MEASUREMENTS

BBH Select Series – Large Cap Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2020.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of January 31, 2020
Common Stock:
Basic Materials	$24,617,526	$–	$–	$24,617,526
Communications	65,710,743	–	–	65,710,743
Consumer Cyclical	40,248,546	–	–	40,248,546
Consumer Non-Cyclical	143,600,010	–	–	143,600,010
Financials	73,528,710	–	–	73,528,710
Industrials	35,293,313	–	–	35,293,313
Technology	31,837,195	–	–	31,837,195
Investments, at value	$414,836,043	$–	$–	$414,836,043

BBH SELECT SERIES - LARGE CAP FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2020 (unaudited)

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, CO 80203.